FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets:
Measured at amortized cost (i)	[1]	$ 4,277	$ 7,212
Liabilities:
Amortized cost (ii)	[2]	14,108	10,284
Fair value through P&L (iii)	[3]		$ 4,602

[1]	Cash, restricted cash and trade and other receivables
[2]	Accounts payable and accrued liabilities, current loans, and lease obligations.
[3]	Deferred consideration (only financial instrument carried at fair value)